The Hartford Mutual Funds II, Inc.
690 Lee Road
Wayne, PA 19087

June 4, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of Hartford Multifactor International Fund and Hartford Multifactor Large Cap Value Fund, series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.	that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 152 to the Registrant’s registration statement (the “Amendment”) filed on May 31, 2019; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on May 31, 2019.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1789.

Sincerely,

/s/ Michelle L. Lombardo
Michelle L. Lombardo
Assistant Secretary

cc: John V. O’Hanlon, Esq.